CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2019	Sep. 30, 2018
STOCKHOLDERS' DEFICIT
Ordinary Stock, Par Value Per Share	$ 0.0001	$ 0.0001
Ordinary Stock, Shares Authorized	250,000,000	250,000,000
Ordinary Stock, Shares, Issued	104,524,189	104,524,189
Ordinary Stock, Shares, Outstanding	104,524,189	104,524,189